UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bislett Management, LLC

Address:   200 Sheridan Avenue
           Suite 408
           Palo Alto, CA 94036


Form 13F File Number: 28-12659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James D. Harris
Title:  Manager
Phone:  (650) 322-7600

Signature,  Place,  and  Date  of  Signing:

/s/ James D. Harris                Palo Alto, CA                      5/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      120,896
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
COCA COLA CO COM                       Common         191216100     5307    80000 SH       SOLE                 80000      0    0
PEPSICO INC COM                        Common         713448108     7407   115000 SH       SOLE                115000      0    0
EOG RES INC COM                        Common         26875P101     2963    25000 SH       SOLE                 25000      0    0
EXXON MOBIL CORP COM                   Common         30231G102     6270    74529 SH       SOLE                 74529      0    0
COMPASS MINERALS INTL INC COM          Common         20451N101    13749   147000 SH       SOLE                147000      0    0
IRON MTN INC COM                       Common         462846106     6558   210000 SH       SOLE                210000      0    0
MCDONALDS CORP COM                     Common         580135101     2511    33000 SH       SOLE                 33000      0    0
MOBILE MINI INC COM                    Common         60740F105     6265   260825 SH       SOLE                260825      0    0
PIONEER NAT RES CO COM                 Common         723787107    12230   120000 SH       SOLE                120000      0    0
PROGRESSIVE CORP OHIO COM              Common         743315103     1268    60000 SH       SOLE                 60000      0    0
WASHINGTON POST CO CL B                CL B           939640108      963     2200 SH       SOLE                  2200      0    0
YUM BRANDS INC COM                     Common         988498101     9762   190000 SH       SOLE                190000      0    0
LOEWS CORP COM                         Common         540424108     6339   147100 SH       SOLE                147100      0    0
MOSAIC CO COM                          Common         61945A107    10631   135000 SH       SOLE                135000      0    0
POTLATCH CORP NEW COM                  Common         737630103     4824   120000 SH       SOLE                120000      0    0
RANGE RES CORP COM                     Common         75281A109     3215    55000 SH       SOLE                 55000      0    0
ULTRA PETROLEUM CORP COM               Common         903914109     6245   126800 SH       SOLE                126800      0    0
BERKSHIRE HATHAWAY INC DEL CL A        CL A           84670108      4386       35 SH       SOLE                    35      0    0
SCRIPPS NETWORKS INTERACT INC CL A COM CL A Com       811065101     1002    20000 SH       SOLE                 20000      0    0
NESTLE S A SPONSORED ADR               ADR            641069406     2173    37760 SH       SOLE                 37760      0    0
CNA FINL CORP COM                      Common         126117100     4580   155000 SH       SOLE                155000      0    0
SPROTT RESOURCE CORP COM               Common         85207D103     1328   240500 SH       SOLE                240500      0    0
BERKSHIRE HATHAWAY INC DEL CL B NEW    CL B New       84670702       920    11000 SH       SOLE                 11000      0    0


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